LEASES (Details - Lease costs) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating lease expense	$ 30,148	$ 37,048
Total net lease costs	$ 30,148	$ 37,048